Derivatives (Realized and Unrealized Gains (Losses)) (Details) (Commodity derivatives [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Derivatives, Fair Value [Line Items]
Gain (Loss) on Sale of Derivatives	$ 265		$ 441
Gain on commodity derivatives, net	236		(245)
Unrealized Gain (Loss or Write-down) [Member]
Derivatives, Fair Value [Line Items]
Gain (Loss) on Sale of Derivatives	360	664	536	609
Gain on commodity derivatives, net	554	3,171	73	3,494
Interest Expense [Member]
Derivatives, Fair Value [Line Items]
Gain (Loss) on Sale of Derivatives	0		0
Gain on commodity derivatives, net	(318)		(318)
Other Income [Member]
Derivatives, Fair Value [Line Items]
Gain (Loss) on Sale of Derivatives	(95)		(95)
Gain on commodity derivatives, net	$ 0		$ 0